13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
5vueegu@
028-4000

12/31/2003

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title: Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     February 23, 2004

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:   $50468


FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AETNA INCOM     00817Y108     676   10000SH       Sole                     10000
AIR PRODCOM     009158106     771   14600SH       Sole                     14600
ALTRIA GCOM     02209S103    1709   31400SH       Sole                     31400
AMERICANCOM     026874107    1544   23300SH       Sole                     23300
ANADARKOCOM     032511107     837   16400SH       Sole                     16400
BANK OF COM     060505104     748    9300SH       Sole                      9300
BLACK & COM     091797100    1036   21000SH       Sole                     21000
BRISTOL-COM     110122108    1644   57500SH       Sole                     57500
CAPITAL COM     14040H105    1287   21000SH       Sole                     21000
CHEVRONTCOM     166764100     959   11100SH       Sole                     11100
CITIGROUCOM     172967101    1888   38900SH       Sole                     38900
CONAGRA COM     205887102     528   20000SH       Sole                     20000
CONOCOPHCOM     20825C104    1285   19600SH       Sole                     19600
CVS CORPCOM     126650100     527   14600SH       Sole                     14600
DELPHI CCOM     247126105     804   78700SH       Sole                     78700
DOMINIONCOM     25746U109    1040   16300SH       Sole                     16300
DOW CHEMCOM     260543103     540   13000SH       Sole                     13000
DTE ENERCOM     233331107     626   15900SH       Sole                     15900
EXELON CCOM     30161N101     750   11300SH       Sole                     11300
EXXON MOCOM     30231G102    1878   45800SH       Sole                     45800
FANNIE MCOM     313586109    1051   14000SH       Sole                     14000
FOX ENTECOM     35138T107     437   15000SH       Sole                     15000
FREDDIE COM     313400301     962   16500SH       Sole                     16500
HARTFORDCOM     416515104    1027   17400SH       Sole                     17400
HCA INC COM     404119109     782   18200SH       Sole                     18200
HOME DEPCOM     437076102     816   23000SH       Sole                     23000
HONEYWELCOM     438516106     836   25000SH       Sole                     25000
INGERSOLCOM     G4776G101    1052   15500SH       Sole                     15500
INT'L BUCOM     459200101    1279   13800SH       Sole                     13800
INTERNATCOM     460146103     474   11000SH       Sole                     11000
JOHNSON COM     478160104     517   10000SH       Sole                     10000
KERR-MCGCOM     492386107    1241   26700SH       Sole                     26700
LOCKHEEDCOM     539830109     771   15000SH       Sole                     15000
MBIA INCCOM     55262C100    1546   26100SH       Sole                     26100
MCDONALDCOM     580135101    1093   44000SH       Sole                     44000
MERCK & COM     589331107    1515   32800SH       Sole                     32800
MORGAN SCOM     617446448     544    9400SH       Sole                      9400
MOTOROLACOM     620076109     526   37600SH       Sole                     37600
NOKIA COCOM     654902204     911   53600SH       Sole                     53600
NORTHROPCOM     666807102     774    8100SH       Sole                      8100
OCCIDENTCOM     674599105    1419   33600SH       Sole                     33600
PFIZER ICOM     717081103    1198   33900SH       Sole                     33900
PITNEY BCOM     724479100     967   23800SH       Sole                     23800
PROCTER COM     742718109     949    9500SH       Sole                      9500
ROHM ANDCOM     775371107     858   20100SH       Sole                     20100
ST. PAULCOM     792860108    1574   39700SH       Sole                     39700
TEXAS INCOM     882508104    1134   38600SH       Sole                     38600
UNITED TCOM     913017109    1080   11400SH       Sole                     11400
VERIZON COM     92343v104    1277   36400SH       Sole                     36400
WASHINGTCOM     939322103     778   19400SH       Sole                     19400